Plan of arrangement and discontinued operations (Details Textual)	9 Months Ended
	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	May 09, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($)	Mar. 01, 2016 $ / shares
Cash and Cash Equivalents, at Carrying Value	$ 6,024,000	$ 7,651,000	$ 7,068,000		$ 13,262,000
Common Stock Shares Exchanged | shares				77,805,786
Share Price | $ / shares						$ 0.3496
Net Assets Transferred Value		$ (44,214,000)
Mason Resources Corp [Member]
Cash and Cash Equivalents, at Carrying Value				$ 8,843,232
Common Stock Shares Exchanged | shares				77,804,786
Share Price | $ / shares				$ 0.45
Net Assets Transferred Value	$ 44,200,000